SUBSEQUENT EVENTS - Narrative (Details) € in Millions, $ in Millions, $ in Millions	1 Months Ended					2 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2025 USD ($) MW GW	Feb. 28, 2025 EUR (€) MW GW	Jan. 31, 2025	Dec. 31, 2024 USD ($) GW	Dec. 31, 2024 EUR (€) GW	Feb. 28, 2025 USD ($) MW GW shares	Feb. 28, 2025 CAD ($) MW GW shares	Dec. 31, 2024 USD ($) GW	Dec. 31, 2024 USD ($) GW shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares						$ 30	$ 42
Repurchase of equity instruments									$ 182	$ 43	$ 252
Investment in equity-accounted investments	$ 3,522
845 MW U.S. Wind Asset Portfolio
Disclosure of non-adjusting events after reporting period [line items]
Portion of ownership interest in joint venture sold						25.00%	25.00%	50.00%
Wind | MW	845	845				845	845
Proceeds, net of transaction costs						$ 50		$ 95
LP Units
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased (in shares) | shares						422,800	422,800		0	441,363
Repurchase of equity instruments						$ 10
1020 MW China Distribution Generation Portfolio
Disclosure of non-adjusting events after reporting period [line items]
Distributed energy & storage | MW	1,020	1,020				1,020	1,020
541 MW Distribution Generation Portfolio
Disclosure of non-adjusting events after reporting period [line items]
Distributed energy & storage | MW	541	541				541	541
3.2 GW Operating And Under Construction And 30 GW Development Pipeline
Disclosure of non-adjusting events after reporting period [line items]
Operating and under construction assets, power capacity | GW	3.9	3.9				3.9	3.9
Utility-scale solar | GW	30	30				30	30
Investment in equity-accounted investments						$ 238
Enterprise value						$ 1,735
Neoen
Disclosure of non-adjusting events after reporting period [line items]
Utility-scale solar | GW				20	20			20	20
Investment in equity-accounted investments	$ 498	€ 481		$ 512	€ 492
Economic interest			67.00%
Percentage of voting equity interests acquired			14.00%	53.00%	53.00%			53.00%	53.00%
Percentage of voting interests on a converted basis									85.00%
31 MW US Distribution Generation Project
Disclosure of non-adjusting events after reporting period [line items]
Operating and under construction assets, power capacity | MW	31	31				31	31
Investment in equity-accounted investments						$ 7
Economic interest						25.00%	25.00%
Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares						$ 118	$ 169
Brookfield Renewable and Institutional Partners | 845 MW U.S. Wind Asset Portfolio
Disclosure of non-adjusting events after reporting period [line items]
Proceeds, net of transaction costs						200		$ 380
Brookfield Renewable and Institutional Partners | 3.2 GW Operating And Under Construction And 30 GW Development Pipeline
Disclosure of non-adjusting events after reporting period [line items]
Investment in equity-accounted investments						950
Brookfield Renewable and Institutional Partners | Neoen
Disclosure of non-adjusting events after reporting period [line items]
Investment in equity-accounted investments	$ 3,024	€ 2,921		$ 6,400	€ 6,200
Brookfield Renewable and Institutional Partners | 31 MW US Distribution Generation Project
Disclosure of non-adjusting events after reporting period [line items]
Investment in equity-accounted investments						$ 27